Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 9 – Commitments and Contingencies

The Company follows subtopic 450-20 of the FASB ASC to report accounting for contingencies. Certain conditions may exist as of the date the condensed consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s condensed consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed.

Litigation

Michael Grecco Productions, Inc. v. Creatd, Inc.

On September 12, 2025, a complaint was filed against Creatd, Inc. in the United States District Court for the Southern District of New York by Michael Grecco Productions, Inc. (“MGP”) (Case No. 1:25-cv-07594), alleging direct, contributory, and vicarious copyright infringement under the Copyright Act, 17 U.S.C. §§ 101 et seq. The complaint concerned a photograph used in a user-submitted article published on the Company’s Vocal platform in July 2024. On March 4, 2026, the Company entered into a confidential settlement agreement with MGP to resolve the matter for a total of $13,000, with no admission of liability. The settlement amount has been paid in full and the matter is now closed.

Third Row LLC and Patrick Leung v. Flewber Global Inc.

On June 3, 2025, Third Row LLC and Patrick Leung filed a motion for summary judgment in lieu of complaint in the Supreme Court of the State of New York, County of New York, against Flewber Global Inc., now doing business as Flyte, Inc., seeking recovery under a $200,000 Unsecured Subordinated Promissory Note executed on November 17, 2023. The note accrued interest at 12% per annum and was amended four times, with a final maturity date of March 31, 2025, and the plaintiffs sought approximately $237,000 in principal and interest plus attorney’s fees and costs. The note was an obligation of Flyte, which was a consolidated subsidiary of the Company during the period the claim was pending. Upon the closing of the sale of the Company’s equity interest in Flyte on March 9, 2026, Flyte ceased to be a subsidiary of the Company, and the note and the related litigation were transferred with Flyte and deconsolidated from the Company’s consolidated financial statements. As a result, the Company no longer has any obligation or liability with respect to the note or the related action.

Avner Nebel v. Flewber Global Inc., et al.

On September 10, 2025, JAMS issued a Notice of Intent to Initiate Arbitration in the matter of Avner Nebel v. Flewber Global Inc., et al., pursuant to a pre-dispute arbitration clause contained in an employment agreement between the parties. The demand named Flewber Global Inc., now doing business as Flyte, Inc., and Creatd, Inc. as respondents under the JAMS Employment Arbitration Rules and Procedures, and concerns a disagreement over employee earnings and related compensation. The underlying employment-related claims arose at the Flyte level and were known and disclosed in connection with the sale of the Company’s equity interest in Flyte. Upon the closing of that sale on March 9, 2026, Flyte ceased to be a subsidiary of the Company, and the related obligations, including this matter, were assumed by the purchaser and deconsolidated from the Company’s consolidated financial statements. The Company expects to be dismissed as a respondent and does not believe the proceeding will have a material impact on its consolidated financial position or results of operations.

Lease Agreements

The Company currently does not own or lease any properties.

On May 1, 2022, the Company entered into a lease agreement for its former corporate headquarters, consisting of a total of 8,000 square feet and is located at 419 Lafayette Street, 6th Floor, New York, NY, 10003. The lease term was 7 years commencing May 1, 2022.

During 2025, the Company entered into and then subsequently amended the lease agreement for 419 Lafayette Street, with the goal of terminating the lease going forward contingent upon a payment plan for amounts owed under the lease. Under this agreement $120,000 was owed prior to February 4, 2025, which amount was satisfied via the issuance of 125,000 shares of common stock in August 2024. An additional $220,000 is due in monthly installments of $19,000 between February 2025 and February 2026, and an additional $252,000 is due in monthly installments of $21,000 per month between February 2026 and February 2027. These payments are subject to acceleration based upon the Company’s financing proceeds. On April 22, 2025, the Company settled the remaining $480,000 in Accounts Payable under this lease with the issuance of 640 shares of the Company’s Series G Preferred Stock with a fair value of $192,000, resulting in a gain on settlement of debt of $288,000. As of March 31, 2026, due to the settlement of the lease, there are no remaining Right of Use assets or liabilities for this lease on the Company’s condensed consolidated balance sheets.

On July 28, 2022, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave., Miami Beach, FL, 33131. Commencement date of the lease is July 28, 2022. The total amount due under this lease is $181,299. During the year ended December 31, 2022, it was decided the Company would not be using the office space and recorded an impairment of $101,623 on the right-of-use asset. During March 2025, the Company settled the remaining accounts payable balance under this lease of $120,597 for a cash payment of $10,000, resulting in a $110,597 gain on settlement of liabilities.

Employment Agreements

As of March 31, 2026, the Company does not have employment agreements with its executives or any other employees.

Note 11 – Commitments and Contingencies

The Company follows subtopic 450-20 of the FASB ASC to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed.

Litigation

Michael Grecco Productions, Inc. v. Creatd, Inc.

A complaint against Creatd, Inc. dated September 12, 2025, was filed in the United States District Court for the Southern District of New York by Michael Grecco Productions, Inc. (“MGPI”), alleging direct, contributory, and vicarious copyright infringement under the Copyright Act, 17 U.S.C. §§ 101 et seq. The complaint concerns an image of actress Nana Visitor from Star Trek: Deep Space Nine that MGPI asserts was used without authorization in a user-submitted article published on the Company’s Vocal platform in July 2024. The plaintiff seeks statutory damages, attorney’s fees, and injunctive relief. The Company disputes the allegations, maintains that the claim lacks merit, and intends to vigorously defend the matter.

Subsequent to December 31, 2025, the Company reached a settlement with Michael Grecco Productions where the Company paid $13,000 to close out the case. See Note 15 - Subsequent Events.

Third Row LLC and Patrick Leung v. Flewber Global Inc.

A motion for summary judgment in lieu of complaint was filed on June 3, 2025 in the Supreme Court of the State of New York, County of New York, by Third Row LLC and Patrick Leung against Flewber Global Inc., then doing business as Flyte, Inc., seeking recovery under a $200,000 Unsecured Subordinated Promissory Note executed on November 17, 2023. The note accrued interest at 12% per annum and was amended four times, with a final maturity date of September 30, 2024.

Service of process in the action was accepted by Flewber Global Inc.’s former counsel and its former registered agent prior to the Company’s involvement. Management was not made aware of the action at that time. The court subsequently entered a judgment in the approximate amount of $240,000, inclusive of principal and accrued interest, against “Flewber Global Inc. d/b/a Flyte.” Flewber Global Inc. was the former parent entity and is now defunct. The current operating aviation subsidiary conducts business as Fly Flyte, Inc. Nonetheless, the judgment remains outstanding as entered against the named entity.

Following the entry of the judgment, post-judgment enforcement efforts commenced. The Company became aware of the matter after receiving a subpoena directed to Ponderosa Air, LLC. A deposition hearing was scheduled in connection with those enforcement proceedings and has since been rescheduled. The Company has been responding to discovery requests as presented.

In the interim, counsel has filed motions seeking to vacate or lift the judgment on the basis of lack of knowledge of service and related procedural grounds.

Subsequent to December 31, 2025, Fly Flyte, Inc. was sold and the case was transferred to the buyer, and is no longer a liability of the Company as of the date of this filing. See Note 15 - Subsequent Events.

Avner Nebel v. Flewber Global Inc., et al.

On September 10, 2025, JAMS issued a Notice of Intent to Initiate Arbitration in the matter of Avner Nebel v. Flewber Global Inc., et al., pursuant to a pre-dispute arbitration clause contained in an employment agreement between the parties. The demand named Flewber Global Inc., since dissolved, and Creatd, Inc. as respondents and was filed under the JAMS Employment Arbitration Rules and Procedures.

The matter proceeded to JAMS; however, the Company declined to participate in the arbitration and did not remit the administrative fees required by JAMS to move the proceeding forward. As a result, the arbitration has not advanced. Under the applicable procedural framework, the claimant’s remaining avenue for relief would be to initiate litigation in court.

Subsequent to December 31, 2025, Fly Flyte, Inc. was sold and the case was transferred to the buyer, and is no longer a liability of the Company as of the date of this filing. See Note 15 - Subsequent Events.

Lease Agreements

The Company currently does not own any properties.

On May 1, 2022, the Company entered into a lease agreement for its former corporate headquarters, consisting of a total of 8,000 square feet and is located at 419 Lafayette Street, 6th  Floor, New York, NY, 10003. The lease term was 7 years commencing May 1, 2022.

During 2024, the Company entered into and then subsequently amended the lease agreement for 419 Lafayette Street, with the goal of terminating the lease going forward contingent upon a payment plan for amounts owed under the lease. Under this agreement $120,000 was owed prior to February 4, 2025, which amount was satisfied via the issuance of 125,000 shares of common stock in August 2024 (see Common Stock for full details on this issuance). An additional $220,000 is due in monthly installments of $19,000 between February 2025 and February 2026, and an additional $252,000 is due in monthly installments of $21,000 per month between February 2026 and February 2027. These payments are subject to acceleration based upon the Company’s financing proceeds. During the year ended December 31, 2025, the Company settled the remaining $480,000 in Accounts Payable under this lease with the issuance of 640 shares of the Company’s Series G Preferred Stock with a fair value of $192,000, resulting in a gain on settlement of debt of $288,000. As of December 31, 2025, due to the settlement of the lease, there are no remaining Right of Use assets or liabilities on the Company’s consolidated balance sheets related to this lease.

On July 28, 2022, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave., Miami Beach, FL, 33131. Commencement date of the lease is July 28, 2022. The total amount due under this lease is $181,299. During the year ended December 31, 2022, it was decided the Company would not be using the office space and recorded an impairment of $101,623 on the right-of-use asset. During the year ended December 31, 2025, the Company settled the remaining accounts payable balance under this lease of $120,597 for a cash payment of $10,000, resulting in a $110,597 gain on settlement of liability, which is recorded in settlement of vendor liabilities in the consolidated statements of operations.

On February 27, 2025, as a result of the acquisition of Flewber Global, Inc., the Company assumed a 3-year lease agreement for an office suite and hangar space at the air-taxi’s base of operation located at 7160 Republic Airport, Farmingdale, NY 11735. The lease agreement was originally signed on August 18, 2021, and was amended and extended on August 27, 2024, prior to the Company’s purchase of Flewber Global, Inc. The extended term commenced September 1, 2024 and expires August 31, 2027. The lease provides exclusive use of office space and non-exclusive use of hangar space sufficient to cover the footprint of the Company’s leased aircraft.

The lease is classified as an operating lease. Lease payments consist of fixed monthly base rent — initially $2,590 per month for the office space and $3,000 per month for the hangar space — subject to scheduled 3% annual escalations through the remainder of the term, plus reimbursement of the Company’s proportionate share of operating expenses. There are no residual value guarantees, purchase options, renewal options, or material restrictions or covenants imposed on the Company under the lease.

On September 9, 2025, the Company, through its subsidiary Ponderosa Air LLC, entered into an Exclusive Aircraft Dry Lease Agreement with SEG Jets LLC for the lease of one 2020 Cirrus Design Corp. SF50 aircraft (U.S. Registration No. N25MG) for a term of twenty-four (24) months commencing upon delivery of the aircraft. The lease is recognized as an operating lease and requires fixed monthly payments of approximately $23,778, additional variable costs that may be incurred for operating expenses, including maintenance, fuel, hangar-related costs, taxes, and other operational expenses, which are the responsibility of the lessee under the lease agreement, and a security deposit equal to one month’s rent, which may be applied to the final month’s payment at the Lessor’s discretion. The lease includes a right of first refusal for Ponderosa Air LLC to extend the lease at market terms or to match any bona fide third-party offer to purchase the aircraft during the lease term. Under the terms of the agreement, the lessee is responsible for all operational costs, including crew, fuel, maintenance, hangar, and insurance expenses, as well as maintaining compliance with FAA Part 135 operational standards. The aircraft is leased on an “as is” basis and must be returned in airworthy condition at the end of the lease. The lease agreement contains certain restrictions and obligations, including that the Company is responsible for all operating, maintenance, and insurance costs associated with the leased assets, may not sublease the leased assets without prior consent, must maintain required insurance coverage and comply with applicable regulatory requirements, and is obligated to make fixed payments regardless of usage, with provisions for interest on overdue amounts and other compliance requirements.

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is the Company’s incremental borrowing rate, estimated to be 7% for real estate leases and 5.5% for equipment leases, including the aircraft lease, as the interest rate implicit in most of its leases is not readily determinable.

During the year ended December 31, 2025, the Company recorded $162,862 as operating lease expense, which is included in general and administrative expenses on the consolidated statements of operations and comprehensive loss.

In connection with the execution of the aircraft dry lease described above, the Company recognized a new right-of-use asset and corresponding lease liability of $542,373 based on the present value of future lease payments under the 24-month term, using a discount rate of 5.5%.

Operating right-of-use assets are summarized below.

	As of December 31, 2025	As of December 31, 2024
Office and Plane Leases	$725,501	$2,243,971
Less accumulated amortization	(139,191)	(610,764)
Right-of-use asset, net	$586,310	$1,633,207

Operating lease liabilities are summarized below

	Year Ended December 31, 2025	Year Ended December 31, 2024
Office and Plane Leases	$567,423	$1,822,053
Less: current portion	331,137	(547,439)
Long term portion	$236,286	$1,274,614

Total future minimum payments required under the lease as of December 31, are as follows:

For the Twelve Months Ended December 31,	Operating Leases
2026	$355,117
2027	237,666
Total	592,783
Less imputed interest	(25,360)
PV of Payments	$567,423

Short Term Lease

On June 12, 2025, Ponderosa Air LLC entered into an agreement for a 2-month lease for one aircraft. Commencement of the lease began on the date of pickup of the aircraft model, Cirrus Design Corp. SF50. Upon entering the agreement, a $15,000 security deposit was made. In conjunction with the lease terms, a $54,000 payment was made for two months and ten days of usage. Upon completion of the advance payment usage, the Company is required to pay $600 per hour for use of the aircraft, not to exceed 90 hours total. Short-term lease cost for the year ended December 31, 2025 amounted to $108,800. The Company has elected the short-term lease practical expedient under ASC 842 and, accordingly, does not recognize a right-of-use asset or lease liability for this lease.

The components of the lease expense were as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operating lease cost	$162,862	$488,047
Short term lease cost	108,800	-
Total lease cost	$271,662	$488,047

Supplemental cash flow and other information related to leases was as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	$162,862	$323,292
Weighted average remaining lease term (in years):	1.69	6.25
Weighted average discount rate:	6.25%	12.50%

Employment Agreements

As of December 31, 2025, the Company does not have employment agreements with its executives or any other employees.